Loans and financing	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
LOANS AND FINANCING	LOANS AND FINANCING
18.1Accounting policies
Loans and financing are initially recognized at fair value less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.
18.2Movement of loans and financing

Description	Average nominal rate p.a.	Effective rate	Maturity	December 31, 2022	Funding (–) costs	Transfers(a)	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Effects of restriction(b)	Amortized cost	December 31, 2023	Principal payable	Interest Payable	Amortized cost	December 31, 2023

In foreign currency – US$

Senior notes – 2024	5.9%	6.3%	Oct-24	2,097,402	—	(1,596,972)	—	(92,985)	76,569	(157,024)	1,212	3,897	332,099	329,472	3,441	(814)	332,099
Senior notes – 2026	7.3%	7.8%	Jun-26	3,095,665	—	(2,725,010)	—	(126,950)	121,218	(253,595)	34,278	6,966	152,572	153,701	464	(1,593)	152,572
Senior notes – 2028	11.9%	13.5%	Aug-28	—	3,643,382	186,005	—	(173,450)	218,885	31,138	—	16,771	3,922,731	4,051,093	42,960	(171,322)	3,922,731
Senior notes – 2029	11.5%	11.5%	May-29	—	—	1,410,967	(277,961)	(52,893)	65,165	20,267	—	—	1,165,545	1,153,751	11,794	—	1,165,545
Senior notes – 2030	10.9%	10.9%	May-30	—	—	2,725,010	—	(112,453)	140,308	24,648	—	—	2,777,513	2,750,921	26,592	—	2,777,513
Aircraft, engines and others	6.5%	9.3%	Mar-29	731,224	—	(1,067)	(402,994)	(42,727)	47,720	(53,401)	—	5,524	284,279	283,965	1,808	(1,494)	284,279
	Sofr 1M + 4.6%	10.0%	May-26	—	79,222	—	—	—	196	(332)	—	—	79,086	78,890	196	—	79,086

				5,924,291	3,722,604	(1,067)	(680,955)	(601,458)	670,061	(388,299)	35,490	33,158	8,713,825	8,801,793	87,255	(175,223)	8,713,825

In local currency – R$
Working capital	CDI + 3.1%	CDI +3,1%	Feb-24	496,997	301,098	—	(770,795)	(59,807)	58,454	—	—	1,544	27,491	27,190	301	—	27,491
			Sep-25	2,675	—	—	(546)	(155)	183	—	—	—	2,157	2,157	—	—	2,157
																	—
Debentures	CDI + 5.4%	16.3%	Dec-28	747,170	585,661	—	(431,530)	(123,907)	131,629	—	—	10,049	919,072	913,521	28,409	(22,858)	919,072
																	—
Aircraft, engines and others	Selic +5.5%	17.4%	May-25	19,284	—	—	(4,697)	(4,714)	2,868	—	—	30	12,771	12,851	—	(80)	12,771
	6.3%	6.3%	Mar-27	42,282	—	—	(18,600)	(2,111)	1,912	—	—	113	23,596	23,596	—	—	23,596
																	—
				1,308,408	886,759	—	(1,226,168)	(190,694)	195,046	—	—	11,736	985,087	979,315	28,710	(22,938)	985,087

Total in R$				7,232,699	4,609,363	(1,067)	(1,907,123)	(792,152)	865,107	(388,299)	35,490	44,894	9,698,912	9,781,108	115,965	(198,161)	9,698,912

Current				1,112,940									1,100,051				1,100,051
Non-current				6,119,759									8,598,861				8,598,861

(a)The balance of transfers are between “Loans and financing” and “Leases”.
(b)Refers mainly to the acceleration of the amortization of funding costs considered extinguished in accordance with the requirements of paragraph 3.3.2 of IFRS 9 – Financial instruments, which determines that a substantial modification of the terms of a debt instrument, or a portion thereof, will be accounted for with an extinguishment of such instrument.

Description	Average nominal rate p.a.	Effective rate	Maturity	December 31, 2021	Funding (–) costs	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Amortized cost	December 31, 2022	Principal payable	Interest accrued	Amortized cost	December 31, 2022

In foreign currency – US$

Senior notes – 2024	5.9%	6.3%	Oct-24	2,236,910	—	—	(120,924)	120,487	(146,308)	7,237	2,097,402	2,087,079	21,798	(11,475)	2,097,402
Senior notes – 2026	7.3%	7.8%	Jun-26	3,298,018	—	—	(227,525)	222,675	(208,927)	11,424	3,095,665	3,130,620	9,457	(44,412)	3,095,665

Aircraft and engines	6.0%	9.3%	Mar-29	1,096,955	—	(306,668)	(43,061)	52,940	(74,467)	5,525	731,224	733,697	4,669	(7,142)	731,224
	Libor 3M + 2.6%	Libor 3M + 2.6%	Mar-22	1,561	—	(1,428)	—	6	(139)	—	—	—	—	—	—
				6,633,444	—	(308,096)	(391,510)	396,108	(429,841)	24,186	5,924,291	5,951,396	35,924	(63,029)	5,924,291

In local currency – R$
Working capital	CDI +3.9%	18.6%	Feb-24	643,699	227,467	(369,623)	(108,887)	104,030	—	311	496,997	495,631	1,798	(432)	496,997
	2.9%	2.9%	Sep-25	23,202	—	(20,728)	(1,031)	1,232	—	—	2,675	2,648	27	—	2,675
Debentures(a)	CDI + 5.0%	16.3%	Dec-27	733,017	(12,308)	(74,056)	(50,908)	147,029	—	4,396	747,170	694,921	70,820	(18,571)	747,170
Aircraft and engines	Selic + 5.5%	17.4%	May-25	28,038	—	(8,350)	(4,374)	3,910	—	60	19,284	19,386	18	(120)	19,284
	6.2%	CDI + 6.2%	Mar-27	84,330	—	(42,324)	(3,863)	4,017	—	122	42,282	42,397	7	(122)	42,282
				1,512,286	215,159	(515,081)	(169,063)	260,218	—	4,889	1,308,408	1,254,983	72,670	(19,245)	1,308,408

Total in R$				8,145,730	215,159	(823,177)	(560,573)	656,326	(429,841)	29,075	7,232,699	7,206,379	108,594	(82,274)	7,232,699

Current				984,266							1,112,940				1,112,940
Non-current				7,161,464							6,119,759				6,119,759

(a)The amount of R$12,308 refers to costs to be amortized due to the renegotiation of the debentures.
18.3Schedule of amortization of long-term debt

	December 31,
Description	2023	2022

2023	—	1,112,940
2024	1,100,051	2,397,036
2025	222,201	234,919
2026	355,930	3,306,081
2027	116,146	172,205
After 2027	7,904,584	9,518
	9,698,912	7,232,699

Current	1,100,051	1,112,940
Non-current	8,598,861	6,119,759
18.4Main loan and financing operations
18.4.1Funding occurred in 2023
18.4.1.1Working capital
During the first quarter, the Company raised R$302,252 at costs of R$1,154, a rate equivalent to CDI+6.4% p.a. and a single payment of interest and principal in June 2023. During the second quarter, the payment deadline was postponed to September 2023 and the interest rate was postponed to CDI+6.5% p.a. In July 2023 the balance was paid in advance.
18.4.1.2Debentures
During the second quarter, the Company granted the 11th issue of simple debentures, not convertible into shares, of the type with real guarantee, with additional personal guarantee, in a single series, in the principal amount of R$600,000, with a nominal unit face value of R$1, costs of R$11,872, rate equivalent to CDI+6.0% p.a. and maturity in June 2024. Interest will be amortized monthly. The resources were fully and exclusively used to pay for the supply aircraft fuel.
18.4.1.3Senior notes 2028
In July 2023, the Company completed a private offering of senior debt securities for a principal amount of R$3,831,040, (equivalent to US$800,000), costs funding were from R$187,658, with interest of 11.9% p.a. paid quarterly starting in November 2023 and principal due in August 2028. The net proceeds will be used to pay certain debts, obligations and other corporate purposes.
In October 2023, the Company issued additional notes for a principal amount of R$186,005 (equivalent to US$36,778). Such notes were issued in exchange for the aggregate principal amount of R$190,819 (equivalent to US$37,730) of the Senior Notes 2024.
18.4.1.4Aircraft and engines
In November 2023, the Company financed R$79,222, with interest of 4.6%p.a. plus the variation in the Secured Overnight Financing Rate (“SOFR”) and maturity in May 2026.
18.4.2Renegotiations occurred in 2023
18.4.2.1Debentures
During the first quarter, the Company renegotiated the terms of the debentures, with a principal amount of R$700,000, costs of R$2,467 in order to extend the maturity date from December 2027 to December 2028. There was no change in interest rates.
In accordance with IFRS 9 – Financial Instruments, the Company concluded that the renegotiation does not fall within the scope of debt extinguishment. For this reason, any costs or fees incurred were deducted from the debt balance.
18.4.2.2Aircraft and engines
During the first quarter, the Company renegotiated the deferral of the payment from March 31, 2023 to December 31, 2023 of an installment in the amount of R$194,330, changing the weighted average rate from 6.5% p.a. to 7.4% p.a. Linked to this renegotiation, in the second quarter, the weighted average rate of the entire contract was renegotiated, changing from 7.4% p.a. to 8.6% p.a. In December 2023 the balance was paid in advance.
In accordance with IFRS 9 - Financial Instruments, the Company concluded that the renegotiation does not fall within the scope of debt extinguishment. For this reason, any costs or fees incurred were deducted from the debt balance.
18.4.2.3Senior notes
In June, 2023, the Company announced its subsidiary Azul Investments issued:
•an offer exchange debt securities with interest of 5.9% p.a due 2024 (Senior Notes 2024) for debt securities with interest of 11.5% p.a. due 2029; and
•an offer to exchange debt securities with interest of 7.3% p.a due 2026 (Senior Notes 2026) for debt securities with interest of 10.9% p.a. due 2030.
In July and October 2023, the Company concluded its exchange offers and as a consequence issued:
•R$1,410,967 (equivalent to US$294,215) in principal amount with interest of 11.5% p.a. due 2029 (which were issued in exchange for R$1,410,967 (equivalent to US$294,215) in aggregate principal amount of the Senior Notes 2024);
•R$2,725,010 (equivalent to US$568,219) in the principal amount with interest of 10.9% p.a. maturing in 2030 (which were issued in exchange for R$2,725,166 (equivalent to US$568,252) in the principal amount of the Senior Notes 2026); and.
•R$186,005 (equivalent to US$36,778) in principal amount with interest of 11.5% p.a. due 2028 (which were issued in exchange for R$190,819 (equivalent to US$37,730) in aggregate principal amount of Senior Notes 2024);
In total, 90.0% of the principal value of the 2024 and 2026 Senior Notes was exchanged for 2028 and 2030 debt securities, as shown below:

Description	Total principal amount offered for exchange US$	% exchanged

5.9% Senior notes 2024	331,945	83.0%
7.3% Senior notes 2026	568,252	94.7%
Total	900,197	90.0%
Due to debt renegotiations, the amount of R$199,635 was recorded in the statements of operations, under the line “Debt restructuring”. The amount refers to R$35,490 of the effects of extinguishing the debt and R$164,145 of new costs incurred, not capitalized as it concerns the extinguishment of the original debts.
18.5Covenants
As of December 31, 2023, the Company has loans and financing subject to covenants related to the indebtedness level and the debt service coverage ratio.

Covenant related to:	Restrictive clause relating to:	Frequency of measurement	Indicators for the measurement	Reached

9th and 10th issue of debentures	Annual	(i) Adjusted debt service coverage ratio (DSCR). (ii) Financial leverage .	(i) equal to or greater than 1.2 (ii) less than or equal to 6.5 in 2023; 5.0 in 2024 and 2025; and 4.5 in 2026 and 2027.	Waiver
11th issue of debentures	Annual	(i) index obtained by adjusted net debt/adjusted EBITDA.	(i) financial leverage less than or equal to 3.75%.as of December 31, 2023	Reached
Aircraft financing	Annual	(i) Adjusted debt service coverage ratio (DSCR); and (ii) Financial leverage.	(i) equal to or greater than 1.2; and (ii) less than or equal to 6.5.	Waiver
Engine maintenance financing	Quarterly/Annual	(i) Adjusted debt service coverage ratio (DSCR); and (ii) Financial leverage.	(i) equal to or greater than 1.2; and (ii) less than or equal to 5.5.	Waiver
The Company requested waivers from its counterparties, and obtained them for the year ended December 31, 2023. Therefore, the related debt is classified in these financial statements in accordance with the contractual flow originally established.
18.6Guarantees
The package of guarantees for the debt renegotiations and the issuance of Senior Notes 2028, which took place during 2023, consists of the fiduciary assignment of the flow of receivables from Azul Viagens and the loyalty program and the fiduciary sale of the loyalty program's intellectual property. The Senior Notes 2028 and the Convertible Debentures are guaranteed in the first degree and the Senior Notes 2029 and 2030 are guaranteed in the second degree.